SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at January 1, 2019	128,334
Granted
Exercised
Expired and forfeited	11,667
Outstanding at December 31, 2019	116,667	128,334
Exercisable at December 31, 2019	58,334
Weighted-average exercise price
Outstanding at January 1, 2019	$ 2.34
Granted
Exercised
Expired and forfeited	4.14
Outstanding at December 31, 2019	2.16	$ 2.34
Exercisable at December 31, 2019	$ 2.16
Weighted- average remaining contractual term (in years)
Granted
Exercised
Expired and forfeited
Outstanding at December 31, 2019	7 years 9 months 3 days	8 years 4 days
Exercisable at December 31, 2019	3 years 10 months 17 days
Aggregate intrinsic value
Outstanding at December 31, 2019
Exercisable at December 31, 2019